The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2020

Royce Pennsylvania Mutual Fund

I. Effective as of February 1, 2021, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Pennsylvania Mutual Fund is deleted in its entirety and replaced with the information below.

Royce Pennsylvania Mutual Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Managers Jay S. Kaplan, Lauren A. Romeo, Steven G. McBoyle, and Miles Lewis manage the Fund with him. They are assisted by Portfolio Managers James P. Stoeffel and Andrew S. Palen. Mr. Royce has been portfolio manager since 1972. Mr. Kaplan and Ms. Romeo became portfolio managers in 2016 and were previously assistant portfolio managers from 2003 and 2006, respectively, through 2015. Mr. McBoyle became portfolio manager in 2019. Mr. Lewis became portfolio manager on February 1, 2021. Mr. Stoeffel became assistant portfolio manager in 2017 while Mr. Palen became assistant portfolio manager in 2018.

II. Effective as of February 1, 2021, the information appearing under the heading “Management of the Funds” that is inconsistent with the disclosure immediately above is hereby revised accordingly.

III. Effective as of February 1, 2021, the information below relating Miles Lewis is added under the heading “Management of the Funds.”

Miles Lewis

Portfolio Manager

Employed by Royce since May 2020

Portfolio Manager for:

Royce Dividend Value Fund

Royce Pennsylvania Mutual Fund

Royce Total Return Fund

Worked at American Century Investments for previous ten years, six of which were spent as a Portfolio Manager. Prior to that, Mr. Lewis worked at MBIA and Accenture.

February 1, 2021

PMFISI-2121

The Royce Fund

Supplement to the Consultant and R Class Shares Prospectus Dated May 1, 2020

Royce Pennsylvania Mutual Fund

I. Effective as of February 1, 2021, the paragraph appearing under the heading “Investment Adviser and Portfolio Management” for Royce Pennsylvania Mutual Fund is deleted in its entirety and replaced with the information below.

Royce Pennsylvania Mutual Fund

Royce & Associates, LP is the Fund’s investment adviser and a limited partnership organized under the laws of Delaware. Royce & Associates primarily conducts its business under the name Royce Investment Partners. Charles M. Royce is the Fund’s lead portfolio manager. Portfolio Managers Jay S. Kaplan, Lauren A. Romeo, Steven G. McBoyle, and Miles Lewis manage the Fund with him. They are assisted by Portfolio Managers James P. Stoeffel and Andrew S. Palen. Mr. Royce has been portfolio manager since 1972. Mr. Kaplan and Ms. Romeo became portfolio managers in 2016 and were previously assistant portfolio managers from 2003 and 2006, respectively, through 2015. Mr. McBoyle became portfolio manager in 2019. Mr. Lewis became portfolio manager on February 1, 2021. Mr. Stoeffel became assistant portfolio manager in 2017 while Mr. Palen became assistant portfolio manager in 2018.

II. Effective as of February 1, 2021, the information appearing under the heading “Management of the Funds” that is inconsistent with the disclosure immediately above is hereby revised accordingly.

III. Effective as of February 1, 2021, the information below relating Miles Lewis is added under the heading “Management of the Funds.”

Miles Lewis

Portfolio Manager

Employed by Royce since May 2020

Portfolio Manager for:

Royce Dividend Value Fund

Royce Pennsylvania Mutual Fund

Royce Total Return Fund

Worked at American Century Investments for previous ten years, six of which were spent as a Portfolio Manager. Prior to that, Mr. Lewis worked at MBIA and Accenture.

February 1, 2021

PMFCR-2121